Derivatives, Notional or Contractual Amounts and Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	$ 36,355	$ 85,129
Fair value asset derivatives, netting	(24,127)	(70,631)
Net amounts in consolidated balance sheet, asset	12,228	14,498
Fair value liability derivatives	34,298	87,188
Fair value liability derivatives, netting	(25,502)	(72,696)
Net amounts in consolidated balance sheet, liability	8,796	14,492
Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(11,929)	(59,880)
Net amounts in consolidated balance sheet, asset	5,701	5,388
Fair value liability derivatives, netting	(13,226)	(58,956)
Net amounts in consolidated balance sheet, liability	2,246	6,253
Commodity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(966)	(707)
Net amounts in consolidated balance sheet, asset	1,388	2,350
Fair value liability derivatives, netting	(648)	(402)
Net amounts in consolidated balance sheet, liability	687	2,149
Equity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(4,233)	(3,018)
Net amounts in consolidated balance sheet, asset	2,774	2,340
Fair value liability derivatives, netting	(4,041)	(2,433)
Net amounts in consolidated balance sheet, liability	4,460	3,679
Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(6,656)	(6,663)
Net amounts in consolidated balance sheet, asset	2,317	4,231
Fair value liability derivatives, netting	(7,189)	(10,572)
Net amounts in consolidated balance sheet, liability	1,379	2,170
Credit Contracts Protection Sold [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(145)	(48)
Net amounts in consolidated balance sheet, asset	2	37
Fair value liability derivatives, netting	(204)	(295)
Net amounts in consolidated balance sheet, liability	10	94
Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(198)	(315)
Net amounts in consolidated balance sheet, asset	46	152
Fair value liability derivatives, netting	(194)	(38)
Net amounts in consolidated balance sheet, liability	14	100
Other contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	0	47
Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	3,974	7,260
Fair value liability derivatives	2,229	5,489
Designated as Hedging Instrument [Member] | Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	209,677	235,222
Fair value asset derivatives	2,492	6,587
Fair value liability derivatives	1,092	2,710
Designated as Hedging Instrument [Member] | Interest rate contract [Member] | Basis swap [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	500	1,900
Designated as Hedging Instrument [Member] | Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	34,135	25,861
Fair value asset derivatives	1,482	673
Fair value liability derivatives	1,137	2,779
Designated as Hedging Instrument [Member] | Foreign exchange contract [Member] | Basis swap [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	13,500	9,600
Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	32,381	77,869
Fair value liability derivatives	32,069	81,699
Economic hedges [Member] | Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	990	2,371
Fair value liability derivatives	648	1,689
Economic hedges [Member] | Not Designated as Hedging Instrument [Member] | Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	220,558	228,051
Fair value asset derivatives	159	1,098
Fair value liability derivatives	201	1,441
Economic hedges [Member] | Not Designated as Hedging Instrument [Member] | Equity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	12,315	7,964
Fair value asset derivatives	716	545
Fair value liability derivatives	138	83
Economic hedges [Member] | Not Designated as Hedging Instrument [Member] | Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	15,976	20,435
Fair value asset derivatives	78	626
Fair value liability derivatives	309	165
Economic hedges [Member] | Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	111	482
Fair value asset derivatives	37	102
Fair value liability derivatives	0	0
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	31,391	75,498
Fair value liability derivatives	31,421	80,010
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	6,434,673	6,018,370
Fair value asset derivatives	14,979	57,583
Fair value liability derivatives	14,179	61,058
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Commodity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	62,530	65,532
Fair value asset derivatives	2,354	3,057
Fair value liability derivatives	1,335	2,551
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Equity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	213,750	151,675
Fair value asset derivatives	6,291	4,813
Fair value liability derivatives	8,363	6,029
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	362,896	318,999
Fair value asset derivatives	7,413	9,595
Fair value liability derivatives	7,122	9,798
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Sold [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	9,021	10,483
Fair value asset derivatives	147	85
Fair value liability derivatives	214	389
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	17,406	19,964
Fair value asset derivatives	207	365
Fair value liability derivatives	208	138
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Other contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	0	961
Fair value asset derivatives	0	0
Fair value liability derivatives	$ 0	$ 47